As filed with the Securities and Exchange Commission on January 2, 2013

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 126	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act Of 1940

Amendment No. 129	☒

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

(formerly Pyxis Capital, L.P.)

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-972-628-4100

Copy to:

Mr. Ethan Powell c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Mr. Brian Mitts c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201
(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on January 31, 2014 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to Highland Funds II (the “Registrant”) Post-Effective Amendment No. 93 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 95 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on March 13, 2012 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate January 31, 2014 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on March 13, 2012, which contains the Prospectus and the Statement of Additional Information describing Highland Frontier Debt Fund, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on January 3, 2014 pursuant to the Post-Effective Amendment No. 125 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on December 5, 2013. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 2nd day of January, 2014.

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Timothy K. Hui* Timothy K. Hui	Trustee	January 2, 2014

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	January 2, 2014

/s/ Terrence O. Jones** Terrence O. Jones	Trustee	January 2, 2014

/s/ Dr. Bob Froehlich** Dr. Bob Froehlich	Trustee	January 2, 2014

/s/ John Honis** John Honis	Trustee	January 2, 2014

/s/ Ethan Powell Ethan Powell	Executive Vice President and Secretary (Principal Executive Officer)	January 2, 2014

/s/ Brian Mitts* Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	January 2, 2014

*By:	/s/ Ethan Powell
Ethan Powell Attorney-in-Fact January 2, 2014

*	Pursuant to power of attorney filed with the SEC on July 13, 2011 as part of the Post-Effective Amendment No. 62 to the Registration Statement under the Securities Act and Amendment No. 64 to the Registration Statement under the 1940 Act.
**	Pursuant to power of attorney dated December 6, 2013 as filed with this Post-Effective Amendment.

HIGHLAND FUNDS I

HIGHLAND FUNDS II

HIGHLAND SPECIAL SITUATIONS FUND

NEXPOINT CREDIT STRATEGIES FUND

POWER OF ATTORNEY

Highland Funds I, Highland Funds II, Highland Special Situations Fund and NexPoint Credit Strategies Fund (collectively, the “Trusts”) and the undersigned Trustee constitutes and appoints each of Ethan Powell and Brian Mitts (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A, N-2A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers and Trustee themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its Executive Vice President, and attested by its Treasurer, and the undersigned Trustee has hereunto set their hands this 6th day of December 2013.

/s/ Ethan Powell
Ethan Powell
Principal Executive Officer

ATTEST

/s/ Brian Mitts
Brian Mitts
Treasurer

Trustee:

/s/ Dr. Bob Froehlich
Dr. Bob Froehlich
Trustee

HIGHLAND FUNDS I

HIGHLAND FUNDS II

HIGHLAND SPECIAL SITUATIONS FUND

NEXPOINT CREDIT STRATEGIES FUND

POWER OF ATTORNEY

Highland Funds I, Highland Funds II, Highland Special Situations Fund and NexPoint Credit Strategies Fund (collectively, the “Trusts”) and the undersigned Trustee constitutes and appoints each of Ethan Powell and Brian Mitts (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A, N-2A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers and Trustee themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its Executive Vice President, and attested by its Treasurer, and the undersigned Trustee has hereunto set their hands this 6th day of December 2013.

/s/ Ethan Powell
Ethan Powell
Principal Executive Officer

ATTEST

/s/ Brian Mitts
Brian Mitts
Treasurer

Trustee:

/s/ John Honis
John Honis
Trustee

HIGHLAND FUNDS I

HIGHLAND FUNDS II

HIGHLAND SPECIAL SITUATIONS FUND

NEXPOINT CREDIT STRATEGIES FUND

POWER OF ATTORNEY

Highland Funds I, Highland Funds II, Highland Special Situations Fund and NexPoint Credit Strategies Fund (collectively, the “Trusts”) and the undersigned Trustee constitutes and appoints each of Ethan Powell and Brian Mitts (with full power to each of them to act alone) his true and lawful attorney-in-fact and agent, for him and on his behalf and in his place and stead in any and all the capacities to make, execute and sign on behalf of any series of a Trust the registration statement of the Trust and any and all amendments and supplements to the registration statement on Forms N-1A, N-2A and N-14 under the Securities Act of 1933, as amended, and/or the Investment Company Act of 1940, as amended; and to file any of the foregoing and any and all exhibits and other documents requisite in connection therewith with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the Trusts, granting unto said attorneys and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as to the undersigned officers and Trustee themselves might or could do.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

IN WITNESS WHEREOF, each Trust has caused this Power of Attorney to be executed in its name by its Executive Vice President, and attested by its Treasurer, and the undersigned Trustee has hereunto set their hands this 6th day of December 2013.

/s/ Ethan Powell
Ethan Powell
Principal Executive Officer

ATTEST

/s/ Brian Mitts
Brian Mitts
Treasurer

Trustee:

/s/ Terrence O. Jones
Terrence O. Jones
Trustee